As filed with the Securities and Exchange Commission

on December 14, 2018

Securities Act File No. 33-98102

Investment Company Act File No. 811-1743

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.

Post-Effective Amendment No. 80	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 93

(Check appropriate box or boxes)	☒

THE ALGER FUNDS II

(a Massachusetts business trust)

(Exact Name of Registrant as Specified in Charter)

360 Park Avenue South, New York, New York	10010

(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: 212-806-8800

Tina Payne, Esq.

Fred Alger Management, Inc.

360 Park Avenue South,

New York, NY 10010

(Name and Address of Agent for Service)

Copy to:

Gary L. Granik, Esq.

Proskauer Rose LLP

11 Times Square

New York, NY 10036

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b),

☐	on [date] pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on [date] pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐       This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and State of New York on the 14th day of December, 2018.

THE ALGER FUNDS II

By:	/s/ Hal Liebes
Hal Liebes
President

ATTEST:	/s/	Tina Payne
Tina Payne, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

	President	December 14, 2018
/s/ Hal Liebes	(Chief Executive Officer)
Hal Liebes

/s/ Michael D. Martins	Treasurer (Chief Financial Officer)	December 14, 2018
Michael D. Martins

*	Trustee	December 14, 2018
Charles F. Baird, Jr.

*	Trustee	December 14, 2018
Roger P. Cheever

*	Trustee	December 14, 2018
Hilary M. Alger

*	Trustee	December 14, 2018
David Rosenberg

*	Trustee	December 14, 2018
Nathan E. Saint-Amand

*	Trustee	December 14, 2018
Stephen E. O’Neil

*By:	/s/ Hal Liebes
Hal Liebes
Attorney-in-Fact

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase